Transamerica Premier Funds
                              Institutional Shares

                          Supplement Dated May 13, 1998
             to Institutional Shares Prospectus Dated March 31, 1998


The following information supplements, and should be read in conjunction with, the Prospectus to which this supplement is attached.

The following information supplements the section titled "Investment Adviser."

Effective May 1, 1998, Susan A. Silbert, Senior Vice President and Head of Fixed Income Management for Transamerica Investment Services, has been named the team leader for the Transamerica Premier Bond Fund. Ms. Silbert has been Head of Fixed Income Management since 1981 and joined Transamerica in 1967. She received her MBA (Finance) from the University of Southern California. She is a CFA and a member of the Los Angeles Society of Financial Analysts.

Effective May 1, 1998, Jeffrey S. Van Harte has been named the team leader for the Transamerica Premier Balanced Fund, assuming responsibility for the fixed income allocation of the portfolio.

                           Transamerica Premier Funds
                                 Investor Shares

                          Supplement Dated May 13, 1998
               to Investor Shares Prospectus Dated March 31, 1998


The following information supplements, and should be read in conjunction with, the Prospectus to which this supplement is attached.

The following information supplements the section titled "Investment Adviser."

Effective May 1, 1998, Susan A. Silbert, Senior Vice President and Head of Fixed Income Management for Transamerica Investment Services, has been named the team leader for the Transamerica Premier Bond Fund. Ms. Silbert has been Head of Fixed Income Management since 1981 and joined Transamerica in 1967. She received her MBA (Finance) from the University of Southern California. She is a CFA and a member of the Los Angeles Society of Financial Analysts.

Effective May 1, 1998, Jeffrey S. Van Harte has been named the team leader for the Transamerica Premier Balanced Fund, assuming responsibility for the fixed income allocation of the portfolio.